GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2022	2021
	In U.S. dollars in thousands
Salaries and related costs (*)	1,356	528
Professional services	605	67
Vehicle expenses	10	7
Rent and building maintenance	1	5
Others	45	25
	2,017	632

During 2022 and 2021, an amount of $145,000 and $60,000, respectively, of the salaries paid by SleepX was allocated towards management fee charged to AppYea.

(*)	includes stock-based compensation of $1,049,379 and $485,096 respectively.